Borrowings and derivative financial instrument - Burnstone Debt (Details) R in Millions, $ in Millions		12 Months Ended
	Jul. 01, 2017 USD ($)	Dec. 31, 2021 ZAR (R) R / kg R / $	Dec. 31, 2020 ZAR (R) R / $ R / kg	Dec. 31, 2019 ZAR (R) R / $ R / kg	Jul. 01, 2017 ZAR (R)	Jul. 01, 2014 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		R 20,298	R 18,383	R 23,736
Balance at beginning of the year		18,383	23,736	24,505
Accrued interest and unwinding of amortised cost		302	394	374
Loss/(gain) on revised estimated cash flows		2	(264)	97
Loss/(gain) on foreign exchange differences		(1,149)	255	(325)
Balance at end of the year		20,298	18,383	23,736
Burnstone Debt
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 178.0	1,507	1,263	1,330		$ 178.0
Bank Lenders participation in Burnstone free cash flow after Burnstone Debt repaid in full	10.00%
Maximum participation in Burnstone free cash flow after Burnstone Debt repaid in full | $	$ 63.0
Net assets		R 2,000
Borrowings on acquisition of subsidiary					R 1,008
Life-of-mine	20 years	24 years
Balance at beginning of the year		R 1,263	1,330	1,145
Accrued interest and unwinding of amortised cost		125	148	120
Loss/(gain) on revised estimated cash flows		2	(264)	97
Loss/(gain) on foreign exchange differences		117	49	(32)
Balance at end of the year	$ 178.0	R 1,507	R 1,263	R 1,330
Revised gold prices (ZAR/kg) | R / kg		729,270,000	733,037,000	686,225,000
Exchange rates (in ZAR per USD) | R / $		15.00	16.00	14.00
A1
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $						0.2
A2
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $						7.8
Free cash flow used to repay Wits Gold Loan (as a percent)	50.00%
Free cash flow used to repay Burnstone Debt (as a percent)	50.00%
Nominal discount rate		5.90%
A3 and A4
Disclosure of detailed information about borrowings [line items]
Interest rate margin	4.00%				4.00%
Free cash flow used to repay Wits Gold Loan (as a percent)	90.00%
Free cash flow used to repay Burnstone Debt (as a percent)	10.00%
Free cash flow used to repay Burnstone Debt after settlement of Wits Gold Loan (as a percent)	30.00%
Nominal discount rate		9.50%
A3 and A4 | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest rate margin	4.00%				4.00%
A3
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $						51.0
A4
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $						$ 119.1